Additional Information to the Statements of Comprehensive Loss (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Additional Information to the Statements of Comprehensive Loss [Abstract]
Not later than one year	$ 8,527	$ 7,884
Later than one year and not later than five years	12,723	13,402
Later than five years	571	148
Total future minimum lease payments under non cancellable operating leases	$ 21,821	$ 21,434